Business Segments - Information on Segment Goodwill (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill	$ 45,128	$ 45,128	$ 45,570	$ 45,570
Operating Segments [Member] | Franchise Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill		39,930	39,930
Operating Segments [Member] | Company Segment [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill		$ 5,198	$ 5,640